USAA MONEY MARKET FUND
SUPPLEMENT DATED SEPTEMBER 30, 2016
TO THE FUND’S PROSPECTUS
DATED DECEMBER 1, 2015
This Supplement updates certain information contained in the above-dated prospectus for the USAA Money Market Fund. Please review this important information carefully.
Effective as of the date of this Supplement, the following disclosure is hereby added as the second paragraph under “Principal Investment Strategy” found on pages 1-2 of the Fund’s prospectus:
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). Accordingly, the Fund restricts its investments to instruments that meet certain maturity and quality requirements under Rule 2a-7. Generally, such investments will be limited to a security with a remaining maturity of 397 calendar days or less that is determined to present minimal credit risk; issued by a money market fund; or issued or guaranteed by the U.S. government or any agency or instrumentality thereof.
The following disclosure hereby replaces in their entirety the fourth, fifth, and sixth paragraphs, respectively, under “Principal Risks” found on page 2 of the Fund’s prospectus:
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to money market fund regulations (2014 Amendments). Under the 2014 Amendments, money market funds that qualify as “retail” (retail money market funds) or “government” (government money market funds) will be permitted to utilize amortized cost to value their portfolio securities and to transact at a stable $1 net asset value (NAV) per share. The Fund intends to qualify as a retail money market fund in compliance with the requirements of Rule 2a-7; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
In addition, as a retail money market fund the Fund may impose liquidity fees on redemptions and/or temporarily suspend redemptions (gates) if the Fund’s weekly liquid assets fall below certain thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would delay your ability to redeem your investments in the Fund.
The following disclosure hereby replaces in its entirety the fourth paragraph under “Purchase and Sale of Shares” found on page 5 of the Fund’s prospectus:
Investments in the USAA Money Market Fund are limited to natural persons. If the Fund later determines that a shareholder is not a natural person, that shareholder will be provided at least 60 days’ written notice and then redeemed out of the Fund. The Fund may impose liquidity fees or temporarily suspend redemptions (gates) if the Fund’s weekly liquid assets fall below certain thresholds, such as during times of market stress.
The following disclosure is hereby added as the second paragraph under the “What is the Fund’s investment objective?” section found on page 6 of the Fund’s prospectus:
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). Accordingly, the Fund restricts its investments to instruments that meet certain maturity and quality requirements under Rule 2a-7. Generally, such investments will be limited to a security with a remaining maturity of 397 calendar days or less that is determined to present minimal credit risk; issued by a money market fund; or issued or guaranteed by the U.S. government or any agency or instrumentality thereof.
The following disclosure hereby replaces in its entirety the “What is the credit quality of the Fund’s investments?” section found on page 7 of the Fund’s prospectus:
■    What is the credit quality of the Fund’s investments?
The Fund’s purchases consist of high-quality securities that qualify as eligible securities under the SEC rules that apply to money market funds. In general, an eligible security is defined as a security that is:
❖    A security with a remaining maturity of 397 calendar days or less that is determined to present minimal credit risks to the Fund;
❖    Issued by a money market fund; or
❖    Issued or guaranteed by the U.S. government or any agency or instrumentality thereof, including “prerefunded” and “escrowed to maturity” tax-exempt securities.
In making the determination as to whether a particular investment presents minimal credit risks, we consider, among other things, the issuer or guarantor’s financial condition, sources of liquidity, ability to react to future marketwide and issuer- or guarantor-specific events, the strength of the issuer or guarantor’s industry within the economy, and the issuer or guarantor’s competitive position within its industry. We also may consider comparative prices/yields of the security, certain asset-specific factors, as well as ratings received by NRSROs.
The “Who are the designated NRSROs?” and “What happens if the rating of a security is downgraded?” sections found on page 7 of the Fund’s prospectus are hereby deleted in their entirety.
The following disclosure hereby replaces the first paragraph under the “Will the Fund maintain a net asset value (NAV) of $1 per share?” section found on pages 7 of the Fund’s prospectus:
We will endeavor to maintain a constant Fund NAV of $1 per share; however, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk. For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities that present minimal credit risk.
The following disclosure hereby replaces the fourth and fifth paragraphs, respectively, under the “Will the Fund maintain a net asset value (NAV) of $1 per share?” section found on pages 7-8 of the Fund’s prospectus:
Finally, there is the possibility that one or more investments in the Fund cease to be “eligible securities” resulting in the NAV ceasing to be $1 per share.
In July 2014, the SEC adopted amendments to money market fund regulations (2014 Amendments), intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. Under the 2014 Amendments, retail money market funds and government money market funds will be permitted to utilize amortized cost to value their portfolio securities and to transact at a stable $1 NAV per share. The Fund qualifies as a retail money market fund in compliance with the requirements of Rule 2a-7; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The following disclosure is hereby added as a new risk after “Interest Rate Risk” found on page 9 of the Fund’s prospectus:
Liquidity Fee and Redemption Gate Risk: The Money Market Fund may impose liquidity fees or temporarily suspend redemptions for a period of up to 10 business days in any 90-day period if the weekly liquidity of the Fund’s assets falls below a certain threshold, subject to the determination by the Fund’s Board that such liquidity fee or redemption gate is in the best interest of the Fund. If the weekly liquidity of the Fund’s assets falls below 30% of its total assets, the Fund may either impose a liquidity fee of up to 2% of the value of the shares redeemed or temporarily suspend redemptions. If the weekly liquidity of the Fund’s assets falls below 10% of its total assets, the Fund must impose a minimum 1% liquidity fee on redemptions, unless the Fund’s Board determines that imposing such liquidity fee is not in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would delay your ability to redeem your investments in the Fund.
The third and fourth paragraphs under “Other Risks” found on page 11 of the Fund’s prospectus are hereby deleted, and the fifth paragraph is replaced in its entirety by the following paragraph:
The precise impact that the 2014 Amendments will have on the Fund and on the money market fund industry is unclear, but changes to the Fund’s operations or the impact on the trading and value of money market instruments related to the amendments could affect negatively the Fund’s yield and return potential.
The following disclosure hereby replaces in its entirety the paragraph under “Portfolio Holdings” found on page 12 of the Fund’s prospectus:
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available upon request.
Information relating to the portfolio holdings of the Money Market Fund, its dollar-weighted average maturity, weighted average life, and certain other information will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter. In addition, the Money Market Fund will report certain information to the SEC monthly on Form N-MFP, including its portfolio holdings and other pricing information, which also will be made public.
The first and second paragraphs under “Purchases” found on pages 13-14 of the Fund’s prospectus are hereby deleted in their entirety.
The following disclosure hereby replaces in its entirety the second paragraph under “Purchasing Shares” found on page 15 of the Fund’s prospectus:
The Fund has been designated as a retail money market fund. Accordingly, shares of the Fund are available for sale only to accounts beneficially owned by natural persons (for example, an account owned by an individual who has a Social Security number). If the Fund later determines that a shareholder is not a natural person, that shareholder will be provided at least 60 days’ written notice and then redeemed out of the Fund.
The following paragraphs are added as the second and third paragraphs, respectively, under the “Effective Date of Purchase” section found on page 16 of the Fund’s prospectus:
EFFECTIVE DATE OF PURCHASE
As discussed in more detail under “Redemptions,” the Money Market Fund may impose a liquidity fee or redemption gate when the weekly liquidity of its assets falls below a certain threshold. The Fund will notify shareholders of the imposition and lifting of any liquidity fee or redemption gate via the Fund’s website, usaa.com. Any unprocessed purchase order received prior to such notification will be treated as canceled unless reconfirmed/valid and processed accordingly.
The Fund or the Fund’s distributor or transfer agent may enter into agreements with Servicing Agents, which hold shares, if applicable, in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.
The following disclosure is added as the first and third paragraphs, respectively, under the “Redemptions” section found on page 16 of the Fund’s prospectus.
REDEMPTIONS
For federal income tax purposes, a redemption of shares of a Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your basis in the redeemed shares and the proceeds you receive upon their redemption. See the section titled Taxes for information regarding basis election and reporting.
The Fund may impose liquidity fees or temporarily suspend redemptions for a period of up to 10 business days in any 90-day period if the weekly liquidity of the Fund’s assets falls below a certain threshold, subject to the determination by the Fund’s Board that such liquidity fee or redemption gate is in the best interest of the Fund. If the weekly liquidity of the Fund’s assets falls below 30% of its total assets, the Fund may either impose a liquidity fee of up to 2% of the value of the shares redeemed or temporarily suspend redemptions. If the weekly liquidity of the Fund’s assets falls below 10% of its total assets, the Fund must impose a minimum 1% liquidity fee on redemptions, unless the Fund’s Board determines that imposing such liquidity fee is not in the best interests of the Fund. The Fund will notify shareholders of the imposition and lifting of any liquidity fee or redemption gate via the Fund’s website, usaa.com. When the redemption of the Fund’s shares has been suspended, redemption orders will not be accepted until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption order pending during the imposition of a redemption gate will be cancelled without notice and any shareholder that wishes to redeem will need to submit a new request for redemption. Liquidity fees may be used to offset any losses to the Fund when it seeks to process redemption requests during periods of market stress. Although the tax treatment of liquidity fees is unclear, it is currently expected that a liquidity fee will not have a tax effect for the Fund. If the weekly liquidity of the Fund’s assets falls below 10% of its total assets, the Fund’s Board may determine to stop honoring redemptions and liquidate the Fund. In such case, the Fund would first notify the SEC that it intends to liquidate and suspend redemptions. The Fund would provide notification to shareholders on its website.
The following disclosure is hereby added under “Exchanges” found on page 17 of the Fund’s prospectus:
For federal income tax purposes, an exchange between funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). Such a gain or loss is based on the difference, if any, between your basis in the exchanged shares and the aggregate NAV of the shares you receive on the exchange. See the section titled Taxes for information regarding basis election and reporting.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98590-0916

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED SEPTEMBER 30, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2015
Aggressive Growth Fund Shares (USAUX)
Aggressive Growth Fund Institutional Shares (UIAGX)
Growth Fund Shares (USAAX)
Growth Fund Institutional Shares (UIGRX)
Growth & Income Fund Shares (USGRX)
Growth & Income Fund Institutional Shares (UIGIX)
Growth & Income Fund Adviser Shares (USGIX)
Income Stock Fund Shares (USISX)
Income Stock Fund Institutional Shares (UIISX)
Income Fund Shares (USAIX)
Income Fund Institutional Shares (UIINX)
Income Fund Adviser Shares (UINCX)
Short-Term Bond Fund Shares (USSBX)
Short-Term Bond Fund Institutional Shares (UISBX)
Short-Term Bond Fund Adviser Shares (UASBX)
Money Market Fund (USAXX)
Science & Technology Fund Shares (USSCX)
Science & Technology Fund Adviser Shares (USTCX)
First Start Growth Fund (UFSGX)
Intermediate-Term Bond Fund Shares (USIBX)
Intermediate-Term Bond Fund Institutional Shares (UIITX)
Intermediate-Term Bond Fund Adviser Shares (UITBX)
High Income Fund Shares (USHYX)
High Income Fund Institutional Shares (UIHIX)
High Income Fund Adviser Shares (UHYOX)
Small Cap Stock Fund Shares (USCAX)
Small Cap Stock Fund Institutional Shares (UISCX)
Capital Growth Fund (USCGX)
Capital Growth Fund Institutional Shares (UICGX)
Value Fund Shares (UVALX)
Value Fund Adviser Shares (UAVAX)
Value Fund Institutional Shares (UIVAX)

This Supplement updates certain information regarding the USAA Money Market Fund (the Fund) contained in the above-referenced Statement of Additional Information.
The following disclosure replaces the “Limitations for the Money Market Fund” section in its entirety found on page 5 of the Statement of Additional Information:
Limitations on the purchase and sale of shares of the Money Market Fund
The Money Market Fund limits sales of its shares to accounts beneficially owned by natural persons. The Board of Trustees has adopted policies and procedures reasonably designed to limit investments in the Money Market Fund to accounts beneficially owned by natural persons. Under those policies and procedures, the Board has delegated to the Manager the responsibility for determining whether each beneficial owner or prospective beneficial owner of shares of the Money Market Fund is a natural person. Under those policies and procedures, generally the Manager will rely on certain information provided in connection with opening an account when making its determination regarding natural persons. For example, where a Social Security number is provided on behalf of the beneficial owner, generally the Manager will deem the beneficial owner to be a natural person eligible to invest in the Money Market Fund; however, where a taxpayer identification number (also known as an employer identification number) is provided on behalf of the beneficial owner, generally the Manager will deem the beneficial owner to be a non-natural person ineligible to invest in the Money Market Fund. The Manager also may rely on other criteria that it deems reasonable and appropriate for making its determination under the circumstances.
The following disclosure is hereby added as the fifth paragraph under “Additional Information Regarding Redemption of Shares” found on pages 5-6 of the Statement of Additional Information:
Investments in the Money Market Fund are limited to natural persons. Accordingly, the Money Market Fund will redeem shares held by any existing shareholder that it determines is not a natural person. Consistent with guidance provided by the SEC, the Money Market Fund will provide at least 60 days’ written notice to any such shareholder in advance of effecting any such redemption.
The following disclosure is hereby added as the last sentence of what is now the sixth paragraph under “Additional Information Regarding Redemption of Shares” found on pages 5-6 of the Statement of Additional Information:

The Money Market Fund may impose liquidity fees or temporarily suspend redemptions (gates) if the Fund’s weekly liquid assets fall below certain thresholds, such as during times of market stress.
The following disclosure is hereby added as a new risk after the “Liquidity Determinations” section found on page 20 of the Statement of Additional Information:
Liquidity Fee and Redemption Gate Risk
The Money Market Fund may impose liquidity fees or temporarily suspend redemptions for a period of up to 10 business days in any 90-day period if the weekly liquidity of the Fund’s assets falls below a certain threshold, subject to the determination by the Fund’s Board that such liquidity fee or redemption gate is in the best interest of the Fund. If the weekly liquidity of the Fund’s assets falls below 30% of its total assets, the Fund may either impose a liquidity fee of up to 2% of the value of the shares redeemed or temporarily suspend redemptions. If the weekly liquidity of the Fund’s assets falls below 10% of its total assets, the Fund must impose a minimum 1% liquidity fee on redemptions, unless the Fund’s Board determines that imposing such liquidity fee is not in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would delay your ability to redeem your investments in the Fund.
The following disclosure hereby replaces the fourth paragraph under “Recent Market Conditions and Regulatory Developments” found on page 26 of the Statement of Additional Information:
In July 2014, the SEC adopted amendments to money market fund regulations (2014 Amendments). In general, the 2014 Amendments require money market funds that do not meet the definition of a “retail money market fund” or “government money market fund” to transact at a floating NAV per share (similar to all other non-money market mutual funds), instead of at a $1 stable share price, as has traditionally been the case. The 2014 Amendments also require retail money market funds and permit government money market funds to impose liquidity fees and redemption gates during times of market stress. The SEC also adopted additional diversification, stress testing, and disclosure measures. The Money Market Fund has been designated as a retail money market fund, and as a retail money market fund, shares of the Fund are available for sale only to natural persons.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98594-0916

USAA FIRST START GROWTH FUND
SUPPLEMENT DATED SEPTEMBER 30, 2016
TO THE FUND’S PROSPECTUS
DATED DECEMBER 1, 2015
This Supplement updates certain information contained in the above-dated prospectus for the USAA First Start Growth Fund. Please review this important information carefully.
The minimum initial purchase for the Fund has changed. The second paragraph of the “Purchase and Sale of Shares” section on page 8 of the prospectus is hereby revised as follows:
Minimum initial purchase: $500 or $50 with a $50 monthly systematic investment plan.
The “PURCHASES - MINIMUM INITIAL PURCHASE” section on page 26 of the prospectus is hereby revised as follows:
MINIMUM INITIAL PURCHASE
$500 or $50 with a $50 monthly systematic investment plan. However, the Fund reserves the right to waive or lower purchase minimums in certain circumstances.
.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98587-0916

USAA REAL RETURN FUND
SUPPLEMENT DATED SEPTEMBER 30, 2016
TO THE FUND’S PROSPECTUS
DATED MAY 1, 2016
This Supplement updates certain information contained in the above-dated prospectus for the USAA Real Return Fund. Please review this important information carefully.
R. Matthew Freund will no longer serve as a co-manager of the Fund; therefore, all references to Mr. Freund in the Fund’s prospectus are hereby deleted.
The following disclosure is hereby added to the Fund’s Portfolio Manager(s) section on page 8:
Brian Herscovici, CFA, Executive Director of Global Multi-Assets Portfolios, has co-managed the Fund since October 2016.
The following disclosure is hereby added to the Fund’s Portfolio Manager(s) section on page 29:
Brian Herscovici, CFA, Executive Director of Global Multi-Assets Portfolios, has co-managed the Fund since October 2016. Prior to joining USAA in 2016, Mr. Herscovici spent nine years as a Portfolio Manager for General Motors Asset Management. He was responsible for over $20 billion in Global Equity through direct portfolio management as well as external oversight of long and long/short strategies. He also was a member of the Asset Allocation Committee responsible for strategic and tactical decision making. Education: B.S., finance, Boston University. He holds the Chartered Financial Analyst (CFA) designation.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98588-0916

USAA TARGET RETIREMENT FUNDS
USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund,
USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund
USAA Target Retirement 2050 Fund, and USAA Target Retirement 2060 Fund
SUPPLEMENT DATED SEPTEMBER 30, 2016
TO THE FUNDS’ PROSPECTUS
DATED MAY 1, 2016
This Supplement updates certain information contained in the above-dated prospectus for the USAA Target Retirement Funds (the Funds).
The minimum initial purchase for the Funds has changed. The second paragraph of the “Purchase and Sale of Shares” section on pages 8, 16, 24, 32, 40, and 48 of the prospectus is hereby revised as follows:
Minimum initial purchase: $500 or $50 with a $50 monthly systematic investment plan.
The following disclosure is hereby added to the Funds’ Portfolio Manager(s) section on pages 7, 15, 23, 31, 39, and 47:
Brian Herscovici, CFA,Executive Director of Global Multi-Assets Portfolios, has co-managed the Fund since October 2016.
The following disclosure is hereby added to the Fund’s Portfolio Manager(s) section on page 65:
Brian Herscovici, CFA, Executive Director of Global Multi-Assets Portfolios, has co-managed the Fund since October 2016. Prior to joining USAA in 2016, Mr. Herscovici spent nine years as a Portfolio Manager for General Motors Asset Management. He was responsible for over $20 billion in Global Equity through direct portfolio management as well as external oversight of long and long/short strategies. He also was a member of the Asset Allocation Committee responsible for strategic and tactical decision making. Education: B.S., finance, Boston University. He holds the Chartered Financial Analyst (CFA) designation.
The “PURCHASES - MINIMUM INITIAL PURCHASE” section on page 67 of the prospectus is hereby revised as follows:
MINIMUM INITIAL PURCHASE
$500 or $50 with a $50 monthly systematic investment plan. However, the Fund reserves the right to waive or lower purchase minimums in certain circumstances.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98589-0916